CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2016	Dec. 31, 2015
Common stock, par value	₪ 0.01	₪ 0.01
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	27,867,119	27,865,244
Common stock, shares outstanding	27,562,795	27,560,920
Treasury stock, shares	304,324	304,324